Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Accounts Receivable Net [Line Items]
Accounts receivable, gross	$ 126,798	$ 150,386
Less: allowance for expected credit loss of receivables	(12,426)	(7,387)	$ (9)
Accounts receivable, net	114,372	142,999		$ 95,803
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(7,387)	(9)	(1,081)
Additions charged to general and administrative expenses, net	(5,039)	(6,726)	(13)
Write-off during the year		0	1,085
Balance at the end of the year	(12,426)	(7,387)	(9)
Adoption of ASC326
Accounts Receivable Net [Line Items]
Less: allowance for expected credit loss of receivables		(652)	0
Summary of allowance for doubtful accounts
Balance at the beginning of the year	$ (652)	0
Balance at the end of the year		$ (652)	$ 0